LEASES (Shedule of Reconciliation of Company Undiscounted Cash Flows to Present Value) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Lease Receivable
Total undiscounted amount	$ 573
Less future interest	(39)
Total discounted amount	534	$ 447
Less: current portion	(186)
Non-current portion	348
Lease Obligations
Total undiscounted amount	2,280
Less future interest	(211)
Total discounted amount	2,069	1,463
Less: current portion	(567)
Non-current portion	1,502
Within a year [Member]
Lease Receivable
Total undiscounted amount	205
Lease Obligations
Total undiscounted amount	613
Total discounted amount	567
Between 2 to 5 years [Member]
Lease Receivable
Total undiscounted amount	368
Lease Obligations
Total undiscounted amount	1,629
After 5 years [Member]
Lease Receivable
Total undiscounted amount
Lease Obligations
Total undiscounted amount	$ 38